Income Taxes - Components of Federal and State Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current
Federal
State
Total current
Deferred
Federal	(1,903)	(884)
State	(484)	(229)
Total deferred	(2,387)	(1,113)
Valuation allowance	2,387	1,113
Total income tax expense